Schedule of Investments - Virtus LifeSci Biotech Products ETF

July 31, 2025 (unaudited)

Security Description	Shares	Value
COMMON STOCKS - 98.9%
Health Care - 98.9%
ACADIA Pharmaceuticals, Inc.*	20,441	$487,109
ADMA Biologics, Inc.*	20,574	384,734
Agios Pharmaceuticals, Inc.*	12,881	479,431
Alnylam Pharmaceuticals, Inc.*	1,459	572,278
Amgen, Inc.	1,495	441,175
Amicus Therapeutics, Inc.*	72,025	431,430
Apellis Pharmaceuticals, Inc.*	23,073	515,451
Ardelyx, Inc.*	119,461	506,515
Ascendis Pharma A/S (Denmark)*(1)	2,600	451,100
Aurinia Pharmaceuticals, Inc. (Canada)*	53,997	499,202
Axsome Therapeutics, Inc.*	4,183	424,073
BeOne Medicines Ltd. (China)*(1)	1,607	483,916
BioCryst Pharmaceuticals, Inc.*	42,730	347,822
Biogen, Inc.*	3,359	429,952
BioMarin Pharmaceutical, Inc.*	7,758	448,800
BioNTech SE (Germany)*(1)	4,236	455,370
Bridgebio Pharma, Inc.*	11,208	529,802
CRISPR Therapeutics AG (Switzerland)*	10,765	605,639
Day One Biopharmaceuticals, Inc.*	66,427	445,725
Dynavax Technologies Corp.*	42,730	469,175
Exelixis, Inc.*	10,637	385,272
Geron Corp.*	284,868	327,598
Gilead Sciences, Inc.	3,966	445,342
Halozyme Therapeutics, Inc.*	8,148	488,636
Harmony Biosciences Holdings, Inc.*(2)	13,333	469,055
ImmunityBio, Inc.*(2)	139,309	342,700
Immunocore Holdings PLC (United Kingdom)*(1)	12,472	408,707
Incyte Corp.*	6,420	480,794
Insmed, Inc.*	4,587	492,093
Ionis Pharmaceuticals, Inc.*	12,476	536,219
Iovance Biotherapeutics, Inc.*	192,378	494,411
Kiniksa Pharmaceuticals International PLC*	16,026	484,947
Krystal Biotech, Inc.*	3,167	487,306
Legend Biotech Corp.*(1)	11,722	457,979
Ligand Pharmaceuticals, Inc.*	3,883	510,925
Madrigal Pharmaceuticals, Inc.*	1,495	452,252
Mirum Pharmaceuticals, Inc.*	9,066	468,531
Moderna, Inc.*	16,248	480,291
Neurocrine Biosciences, Inc.*	3,555	455,858
Novavax, Inc.*	62,153	413,317
Omniab, Inc. - $12.50 Earnout*(3)	1,295	0
Omniab, Inc. - $15.00 Earnout*(3)	1,295	0
Phathom Pharmaceuticals, Inc.*(2)	44,306	378,373
PTC Therapeutics, Inc.*	8,717	454,243
Regeneron Pharmaceuticals, Inc.	852	464,732
Rhythm Pharmaceuticals, Inc.*	7,052	601,042
Roivant Sciences Ltd.*	38,744	440,132
Sarepta Therapeutics, Inc.*	11,911	195,579
Tarsus Pharmaceuticals, Inc.*	10,852	421,275
TG Therapeutics, Inc.*(2)	11,892	422,166
Theravance Biopharma, Inc.*	41,884	467,425
Travere Therapeutics, Inc.*	29,745	459,560
Ultragenyx Pharmaceutical, Inc.*	11,311	309,017
United Therapeutics Corp.*	1,553	426,609
Vertex Pharmaceuticals, Inc.*	966	441,336
Zai Lab Ltd. (China)*(1)(2)	10,328	390,398
Total Health Care		24,362,819
Total Common Stocks
(Cost $21,714,650)		24,362,819
Security Description	Shares	Value
SECURITIES LENDING COLLATERAL - 1.6%

Money Market Fund - 1.6%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.20%(4)(5)
(Cost $400,769)	400,769	$400,769

TOTAL INVESTMENTS - 100.5%
(Cost $22,115,419)		24,763,588
Liabilities in Excess of Other Assets - (0.5)%		(118,213)
Net Assets - 100.0%		$24,645,375

*	Non-income producing security.
(1)	American Depositary Receipts.
(2)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $1,540,902; total market value of collateral held by the Fund was $1,620,597. Market value of the collateral held includes non-cash U.S. Treasury securities having a value of $1,219,828.
(3)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 2 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(4)	Represents securities purchased with cash collateral received for securities on loan.
(5)	The rate shown reflects the seven-day yield as of July 31, 2025.

Schedule of Investments - Virtus LifeSci Biotech Products ETF (continued)

July 31, 2025 (unaudited)

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of July 31, 2025.

	Level 1	Level 2		Level 3	Total
Asset Valuation Inputs
Common Stocks	$24,362,819	$0	*	$—	$24,362,819
Money Market Fund	400,769	—		—	400,769
Total	$24,763,588	$0		$—	$24,763,588

* Includes internally fair valued securities currently priced at zero ($0).